Vessels	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Vessels
Vessels

Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2017	$3,126,790	$60,089	$3,186,879
Additions (1)	333,338	12,667	346,005
Vessels acquired in merger with NPTI (2)	1,113,618	17,632	1,131,250
Disposal of vessels (3)	(184,098)	(3,750)	(187,848)
Write-offs (4)	—	(3,750)	(3,750)
As of December 31, 2017	4,389,648	82,888	4,472,536

Accumulated depreciation and impairment
As of January 1, 2017	(246,210)	(27,415)	(273,625)
Charge for the period	(127,369)	(14,049)	(141,418)
Disposal of vessels (3)	25,876	2,975	28,851
Write-offs (4)	—	3,750	3,750
As of December 31, 2017	(347,703)	(34,739)	(382,442)
Net book value
As of December 31, 2017	$4,041,945	$48,149	$4,090,094

Cost
As of January 1, 2016	$3,188,367	$62,039	$3,250,406
Additions (5)	105,415	1,800	107,215
Disposal of vessels (6)	(166,992)	(3,750)	(170,742)
As of December 31, 2016	3,126,790	60,089	3,186,879

Accumulated depreciation and impairment
As of January 1, 2016	(146,063)	(16,590)	(162,653)
Charge for the period	(109,433)	(12,028)	(121,461)
Disposal of vessels (6)	9,286	1,203	10,489
As of December 31, 2016	(246,210)	(27,415)	(273,625)
Net book value
As of December 31, 2016	$2,880,580	$32,674	$2,913,254

(1)	Additions in 2017 primarily relate to the deliveries of eight newbuilding vessels and corresponding calculations of notional drydock on these vessels.

(2)	Represents the fair value of the vessels acquired in the Merger with NPTI as described in Note 2.

(3)
Represents the net book value of (i) STI Sapphire and STI Emerald, which were sold during the year ended December 31, 2017 and (ii) STI Beryl, STI Le Rocher and STI Larvotto, which were sold and leased back during the year ended December 31, 2017. These transactions are further described below.

(4)	Represents the write-off of the notional drydock costs of STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx which were drydocked in 2017.

(5)	Additions in 2016 primarily relate to the deliveries of STI Grace and STI Jermyn and the corresponding calculation of notional drydock on these vessels.

(6)	Represents the net book value of STI Chelsea, STI Lexington, STI Powai, STI Olivia and STI Mythos, which were sold during the year ended December 31, 2016.

2017 Activity
We took delivery of the following newbuilding vessels during the year ended December 31, 2017 resulting in an increase of $346.0 million in Vessels from December 31, 2016:

		Month	Vessel
	Name	Delivered	Type
1	STI Selatar	February 2017	LR2
2	STI Rambla	March 2017	LR2
3	STI Galata	March 2017	MR
4	STI Bosphorus	April 2017	MR
5	STI Leblon	July 2017	MR
6	STI La Boca	July 2017	MR
7	STI San Telmo	September 2017	MR
8	STI Donald C Trauscht	October 2017	MR

Additionally, five of the Company's 2012 built MR product tankers, STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx, were drydocked in accordance with their scheduled, class required special survey during 2017. These vessels were offhire for an aggregate of 102 days and the aggregate drydock cost was $6.4 million.
2016 Activity
We took delivery of the following newbuilding vessels during the year ended December 31, 2016 resulting in an increase of $107.2 million in Vessels from December 31, 2015:

		Month	Vessel
	Name	Delivered	Type
1	STI Grace	March 2016	LR2
2	STI Jermyn	June 2016	LR2

Additionally, in April 2016, we took ownership of STI Lombard, an LR2 product tanker that was previously bareboat chartered-in, and paid the remaining 90% of the purchase price, or $53.1 million, upon delivery. This bareboat charter-in agreement was accounted for as a finance lease in July 2015 and the vessel's carrying value was recorded at that date. Accordingly, the delivery of this vessel in April 2016 is not reflected as an addition in the above table. We drew down $26.5 million from our ING Credit Facility in April 2016 to partially finance this transaction.
Vessel Sales
In February 2016, we reached an agreement with an unrelated third party to sell five 2014 built MR product tankers; STI Lexington, STI Mythos, STI Chelsea, STI Olivia, and STI Powai. Two vessels were sold in March 2016, one vessel was sold in April 2016 and two vessels were sold in May 2016. The aggregate net proceeds were $158.1 million, and we recognized an aggregate loss of $2.1 million as part of these sales.
As part of the sales of STI Lexington, STI Chelsea, STI Olivia, and STI Powai, we made an aggregate repayment of $73.5 million on our K-Sure Credit Facility, and as part of the sale of STI Mythos, we repaid $17.9 million on our 2013 Credit Facility. We also wrote off an aggregate of $3.2 million of deferred financing fees as part of these repayments.
In April 2017, we executed agreements with Bank of Communications Financial Leasing Co., Ltd. (the “Buyers”) to sell and leaseback, on a bareboat basis, three 2013 built MR product tankers, STI Beryl, STI Le Rocher and STI Larvotto. The selling price was $29.0 million per vessel, and we agreed to bareboat charter-in these vessels for a period of up to eight years for $8,800 per day per vessel. Each bareboat agreement is being accounted for as an operating lease. We have the option to purchase these vessels beginning at the end of the fifth year of the agreements through the end of the eighth year of the agreements. Additionally, a deposit of $4.35 million per vessel was retained by the buyers and will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement. These sales closed in April 2017 and as a result, all amounts outstanding under our 2011 Credit Facility of $42.2 million were repaid and a $14.2 million loss on sales of vessels was recorded during the year ended December 31, 2017.
In April 2017, we executed an agreement with an unrelated third party to sell two 2013 built, MR product tankers, STI Emerald and STI Sapphire, for a sales price of $56.4 million in aggregate. The sale of STI Emerald closed in June 2017, and the sale of STI Sapphire closed in July 2017.  As a result of this transaction, we recorded an aggregate loss on sale of $9.1 million. Additionally, we repaid the aggregate outstanding debt for both vessels of $27.6 million on the BNP Paribas Credit Facility in June 2017 and wrote-off $0.5 million of deferred financing fees as a result of this repayment.
Collateral agreements
Vessels with an aggregate carrying value of $4,090.1 million have been pledged as collateral under the terms of our secured debt and finance lease arrangements. This collateral, along with the respective borrowing facility (which are described in Note 13), is summarized below, by vessel as of December 31, 2017:

Credit Facility	Vessel Name
2016 Credit Facility	STI Aqua
2016 Credit Facility	STI Benicia
2016 Credit Facility	STI Dama
2016 Credit Facility	STI Meraux
2016 Credit Facility	STI Opera
2016 Credit Facility	STI Regina
2016 Credit Facility	STI San Antonio
2016 Credit Facility	STI St. Charles
2016 Credit Facility	STI Texas City
2016 Credit Facility	STI Venere
2016 Credit Facility	STI Virtus
2016 Credit Facility	STI Yorkville
2017 Credit Facility	STI Bosphorus
2017 Credit Facility	STI Donald C Trauscht
2017 Credit Facility	STI Galata
2017 Credit Facility	STI La Boca
2017 Credit Facility	STI Leblon
2017 Credit Facility	STI San Telmo
ABN AMRO / K-Sure Credit Facility	STI Precision
ABN AMRO / K-Sure Credit Facility	STI Prestige
ABN AMRO Credit Facility	STI Carnaby
ABN AMRO Credit Facility	STI Kingsway
ABN AMRO Credit Facility	STI Savile Row
ABN AMRO Credit Facility	STI Spiga
BCFL Lease Financing (LR2s)	STI Solace
BCFL Lease Financing (LR2s)	STI Solidarity
BCFL Lease Financing (LR2s)	STI Stability
BCFL Lease Financing (MRs)	STI Amber
BCFL Lease Financing (MRs)	STI Garnet
BCFL Lease Financing (MRs)	STI Onyx
BCFL Lease Financing (MRs)	STI Ruby
BCFL Lease Financing (MRs)	STI Topaz
BNP Paribas Credit Facility	STI Battery
BNP Paribas Credit Facility	STI Memphis
BNP Paribas Credit Facility	STI Soho
Citi / K-Sure Credit Facility	STI Excellence

Citi / K-Sure Credit Facility	STI Executive
Citi / K-Sure Credit Facility	STI Experience
Citi / K-Sure Credit Facility	STI Express
CMB Lease Financing	STI Pride
CMB Lease Financing	STI Providence
Credit Agricole Credit Facility	STI Exceed
Credit Agricole Credit Facility	STI Excel
Credit Agricole Credit Facility	STI Excelsior
Credit Agricole Credit Facility	STI Expedite
Credit Suisse Credit Facility	STI Rambla
Credit Suisse Credit Facility	STI Selatar
CSSC Lease Financing	STI Gallantry
CSSC Lease Financing	STI Gauntlet
CSSC Lease Financing	STI Gladiator
CSSC Lease Financing	STI Goal
CSSC Lease Financing	STI Gratitude
CSSC Lease Financing	STI Guard
CSSC Lease Financing	STI Guide
CSSC Lease Financing	STI Nautilus
DVB 2017 Credit Facility	STI Alexis
DVB 2017 Credit Facility	STI Milwaukee
DVB 2017 Credit Facility	STI Seneca
DVB 2017 Credit Facility	STI Wembley
HSH Credit Facility	STI Duchessa
ING Credit Facility	STI Black Hawk
ING Credit Facility	STI Grace
ING Credit Facility	STI Jermyn
ING Credit Facility	STI Lombard
ING Credit Facility	STI Osceola
ING Credit Facility	STI Pontiac
KEXIM Credit Facility	STI Acton
KEXIM Credit Facility	STI Brixton
KEXIM Credit Facility	STI Broadway
KEXIM Credit Facility	STI Camden
KEXIM Credit Facility	STI Clapham
KEXIM Credit Facility	STI Comandante
KEXIM Credit Facility	STI Condotti
KEXIM Credit Facility	STI Elysees
KEXIM Credit Facility	STI Finchley
KEXIM Credit Facility	STI Fulham
KEXIM Credit Facility	STI Hackney
KEXIM Credit Facility	STI Madison
KEXIM Credit Facility	STI Orchard
KEXIM Credit Facility	STI Park
KEXIM Credit Facility	STI Pimlico
KEXIM Credit Facility	STI Poplar

KEXIM Credit Facility	STI Sloane
KEXIM Credit Facility	STI Veneto
K-Sure Credit Facility	STI Battersea
K-Sure Credit Facility	STI Bronx
K-Sure Credit Facility	STI Brooklyn
K-Sure Credit Facility	STI Connaught
K-Sure Credit Facility	STI Gramercy
K-Sure Credit Facility	STI Hammersmith
K-Sure Credit Facility	STI Lauren
K-Sure Credit Facility	STI Manhattan
K-Sure Credit Facility	STI Mayfair
K-Sure Credit Facility	STI Notting Hill
K-Sure Credit Facility	STI Oxford
K-Sure Credit Facility	STI Queens
K-Sure Credit Facility	STI Rotherhithe
K-Sure Credit Facility	STI Tribeca
K-Sure Credit Facility	STI Westminster
K-Sure Credit Facility	STI Winnie
NIBC Credit Facility	STI Fontvieille
NIBC Credit Facility	STI Ville
Ocean Yield Lease Financing	STI Sanctity
Ocean Yield Lease Financing	STI Steadfast
Ocean Yield Lease Financing	STI Supreme
Ocean Yield Lease Financing	STI Symphony
Scotiabank Credit Facility	STI Rose
Vessels under construction

We did not enter into any contracts for the construction of newbuilding vessels during the years ended December 31, 2017 and 2016.
As of December 31, 2017, we had two MR newbuilding product tanker orders with HMD for an aggregate purchase price of $75.8 million, of which $52.3 million in cash has been paid as of that date, which included the final installment payment of $23.5 million for STI Esles II, which was paid in December 2017 in advance of its delivery in January 2018. Additionally, in January 2018, we made the final installment of $23.5 million for the delivery of STI Jardins.
Capitalized interest
In accordance with IAS 23 “Borrowing Costs,” applicable interest costs are capitalized during the period that vessels are under construction. For the years ended December 31, 2017 and 2016, we capitalized interest expense for the vessels under construction of $4.2 million and $6.3 million, respectively. The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was 4.7% for each of the years ended December 31, 2017 and 2016. We cease capitalizing interest when the vessels reach the location and condition necessary to operate in the manner intended by management.

A rollforward of activity within vessels under construction is as follows:

In thousands of U.S. dollars
Balance as of January 1, 2016	$132,218
Installment payments and other capitalized expenses	106,034
Capitalized interest	6,274
Transferred to operating vessels and drydock	(106,609)
Balance as of December 31, 2016	$137,917

Installment payments and other capitalized expenses	252,977
Capitalized interest	4,194
Transferred to operating vessels and drydock	(339,712)
Balance as of December 31, 2017	$55,376